Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Select Companies Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
Invesco Canada Ltd. no longer serves as the sub-adviser to the Fund. All references to Invesco Canada Ltd. in the prospectuses are hereby removed.
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Matthew P. Ziehl	Portfolio Manager (co-lead)	2020

Adam Weiner	Portfolio Manager (co-lead)	2020

Raymond Anello	Portfolio Manager	2020

Joy Budzinski	Portfolio Manager	2020

Magnus Krantz	Portfolio Manager	2020

Kristin Ketner Pak	Portfolio Manager	2020

Raman Vardharaj	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Matthew P. Ziehl (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ziehl was associated with OppenheimerFunds, a global asset management firm.
■	Adam Weiner (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Weiner was associated with OppenheimerFunds, a global asset management firm.
■	Raymond Anello, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Anello was associated with OppenheimerFunds, a global asset management firm.
■	Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Budzinski was associated with OppenheimerFunds, a global asset management firm.
■	Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.
■	Kristin Ketner Pak, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Ketner Pak was associated with OppenheimerFunds, a global asset management firm.
■	Raman Vardharaj, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Vardharaj was associated with OppenheimerFunds, a global asset management firm.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
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The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Robert Mikalachki, Virginia Au and Jason Whiting will no longer serve as Portfolio Managers of the Fund. All references to Mr. Mikalachki, Ms. Au and Mr. Whiting in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
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Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Fundamental Alternatives Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Chris Devine	Portfolio Manager	2020

Tarun Gupta	Portfolio Manager	2020

Scott Hixon	Portfolio Manager	2020

Jay Raol	Portfolio Manager	2020

Scott Wolle	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 1998.
■	Tarun Gupta, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2012 to 2019, he was employed by AQR Capital Management where he served as a Managing Director and a Vice President.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 1994.
■	Jay Raol, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2013.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 1999.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Michelle Elena Borré Massick and Timothy Mulvihill will no longer serve as Portfolio Managers of the Fund. All references to Ms. Borré Massick and Mr. Mulvihill in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
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Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Endeavor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
Invesco Canada Ltd. no longer serves as the sub-adviser to the Fund. All references to Invesco Canada Ltd. in the prospectuses are hereby removed.
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Raymond Anello	Portfolio Manager (co-lead)	2020

Belinda Cavazos	Portfolio Manager (co-lead)	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Raymond Anello (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Anello was associated with OppenheimerFunds, a global asset management firm.
■	Belinda Cavazos (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Mark Uptigrove and Clayton Zacharias will no longer serve as Portfolio Managers of the Fund. All references to Mr. Uptigrove and Mr. Zacharias in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
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